SUBSEQUENT EVENTS - Additional Information (Detail) (Subsequent Event [Member]) In Millions, unless otherwise specified	Feb. 08, 2012 Amount Received USD ($)	Feb. 08, 2012 Amount Received CNY	Feb. 08, 2012 Total Amount to be Granted USD ($)	Feb. 08, 2012 Total Amount to be Granted CNY
Subsequent Event [Line Items]
Government subsidy	$ 23.83	150.00	$ 63.55	400.00